Other Investment - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 28, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Investment Holdings, Other than Securities [Line Items]
Cash consideration transferrred	$ 8,000
Operating expenses	$ 2,400	$ 3,209	$ 1,538	$ 7,047	$ 5,628
Impairment loss on other investments		$ 0		$ 0
Tisento Therapeutics Holdings Inc
Investment Holdings, Other than Securities [Line Items]
Outstanding equity securities	10.00%
Fair value of outstanding equity securities	$ 5,300
Treasury rate
Investment Holdings, Other than Securities [Line Items]
Net assets percentage	4.01%
Minimum | Weighted average investment
Investment Holdings, Other than Securities [Line Items]
Net assets percentage	21.00%
Minimum | Terminal decline rate
Investment Holdings, Other than Securities [Line Items]
Net assets percentage	25.00%
Maximum | Weighted average investment
Investment Holdings, Other than Securities [Line Items]
Net assets percentage	23.00%
Maximum | Terminal decline rate
Investment Holdings, Other than Securities [Line Items]
Net assets percentage	75.00%